DEBT (Tables)	12 Months Ended
Dec. 26, 2015
Debt Disclosure [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 26, 2015 and December 27, 2014 (amounts in thousands):

	2015	2014
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (1.11% on December 27,2014)	—	13,945
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.17% on December 26, 2015 and 0.24% on December 27, 2014)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.26% on December 26, 2015 and 0.23% on December 27, 2014)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.25% on December 26, 2015 and 0.23% on December 27, 2014)	3,700	3,700
Foreign Affiliate Debt	1,195	—
	85,895	98,645
Less current portion	1,145	—
Long-term portion	$84,750	$98,645

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 26, 2015, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2016	$1,145
2017	29
2018	19
2019	2
2020	2,700
Thereafter	82,000
Total	$85,895